Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2019
Registrant Name	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Entity Central Index Key	0001496999
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 30, 2019
Document Effective Date	Oct. 01, 2019
Prospectus Date	Oct. 01, 2019
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class T
Prospectus:
Trading Symbol	TAFSX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-3
Prospectus:
Trading Symbol	SFTEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-2
Prospectus:
Trading Symbol	ASTFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class F-1
Prospectus:
Trading Symbol	FSTTX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND® | Class A
Prospectus:
Trading Symbol	ASTEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TLTTX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	FLTEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	LTEFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	LTXFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	LTXCX
A, C, T, F-1, F-2, F-3 Shares Prospectus | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	LTEBX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class T
Prospectus:
Trading Symbol	TLLLX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	TFEBX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	TEAFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	AFTFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	TEBCX
A, C, T, F-1, F-2, F-3 Shares Prospectus | TAX EXEMPT BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AFTEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class T
Prospectus:
Trading Symbol	TAHHX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-3
Prospectus:
Trading Symbol	HIMFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-2
Prospectus:
Trading Symbol	AHMFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class F-1
Prospectus:
Trading Symbol	ABHFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class C
Prospectus:
Trading Symbol	AHICX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND® | Class A
Prospectus:
Trading Symbol	AMHIX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California® | Class T
Prospectus:
Trading Symbol	TTCAX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California® | Class F-3
Prospectus:
Trading Symbol	EXCAX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California® | Class F-2
Prospectus:
Trading Symbol	TEFEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California® | Class F-1
Prospectus:
Trading Symbol	TECFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California® | Class C
Prospectus:
Trading Symbol	TECCX
A, C, T, F-1, F-2, F-3 Shares Prospectus | Tax-Exempt Fund of California® | Class A
Prospectus:
Trading Symbol	TAFTX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class T
Prospectus:
Trading Symbol	TATEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-3
Prospectus:
Trading Symbol	TFNYX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Prospectus:
Trading Symbol	NYAFX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Prospectus:
Trading Symbol	NYAEX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Prospectus:
Trading Symbol	NYACX
A, C, T, F-1, F-2, F-3 Shares Prospectus | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Prospectus:
Trading Symbol	NYAAX